FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair value on instruments on recurring basis
Securities available for sale	$ 249,476,000		$ 246,860,871	$ 230,396,296
Transfers from Level 1 to Level 2	0		0	0
Transfers from Level 2 to Level 1	0		0	0
Impaired Loans
Fair value on instruments on recurring basis
Adjustments for differences between the comparable sales and income data available	14,000	387,000
Other Real Estate Owned
Fair value on instruments on recurring basis
Adjustments for differences between the comparable sales and income data available	98,000	123,000
Carrying Value
Fair value on instruments on recurring basis
Securities available for sale	249,476,000		246,861,000	230,396,000
Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	298,000		296,000	289,000
Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	249,178,000		246,565,000	230,107,000
Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale			252,231,000	230,396,000
Recurring | Fair Value
Fair value on instruments on recurring basis
Securities available for sale	254,885,000		252,231,000
Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	5,707,000		5,666,000	289,000
Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	249,178,000		246,565,000	230,107,000
U.S. government agencies
Fair value on instruments on recurring basis
Securities available for sale	58,828,000		60,586,060	69,285,942
U.S. government agencies | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale			60,586,000	69,286,000
U.S. government agencies | Recurring | Fair Value
Fair value on instruments on recurring basis
Securities available for sale	58,828,000		60,586,000
U.S. government agencies | Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	58,828,000		60,586,000	69,286,000
States and political subdivisions
Fair value on instruments on recurring basis
Securities available for sale	92,969,000		89,281,329	90,183,631
States and political subdivisions | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale			89,281,000	90,183,000
States and political subdivisions | Recurring | Fair Value
Fair value on instruments on recurring basis
Securities available for sale	92,969,000		89,281,000
States and political subdivisions | Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	92,969,000		89,281,000	90,183,000
Mortgage-backed - residential
Fair value on instruments on recurring basis
Securities available for sale	97,381,000		96,697,893	70,637,787
Mortgage-backed - residential | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale			96,698,000	70,638,000
Mortgage-backed - residential | Recurring | Fair Value
Fair value on instruments on recurring basis
Securities available for sale	97,381,000		96,698,000
Mortgage-backed - residential | Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	97,381,000		96,698,000	70,638,000
Equity
Fair value on instruments on recurring basis
Securities available for sale	298,000		295,589	288,936
Equity | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale			296,000	289,000
Equity | Recurring | Fair Value
Fair value on instruments on recurring basis
Securities available for sale	298,000		296,000
Equity | Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	298,000		296,000	289,000
Trading Assets | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale			5,370,000
Trading Assets | Recurring | Fair Value
Fair value on instruments on recurring basis
Securities available for sale	5,409,000		5,370,000
Trading Assets | Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	$ 5,409,000		$ 5,370,000